Offerings - Offering: 1	Jan. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, the Registrant's 2016 Equity Incentive Plan
Amount Registered | shares	30,947
Proposed Maximum Offering Price per Unit	19.00
Maximum Aggregate Offering Price	$ 587,993.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 81.20
Offering Note	a. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock that become issuable under the restricted stock units ("RSUs") set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of common stock. b. Proposed Maximum Offering Price Per Unit estimated in accordance with Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee on the basis of the initial public offering price of $19.00 per share of Class A common stock pursuant to the Registrant's Registration Statement on Form S-1 (File No. 333-290534), which was declared effective on January 28, 2026. c. Amount Registered consists of shares of Class A common stock issuable pursuant to the settlement of outstanding RSUs granted under the 2016 Plan.